Derivatives - Summary of Interest Rate Swap Transactions (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ 0	$ 0
Net Exposure, Fair value	0	0
Derivative Financial Instruments, Assets [Member] | Other Assets [Member]
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ 151,648,000	$ 120,131,000
Weighted Average Rate Received/(Paid)	5.04%	5.19%
Net Exposure, Fair value	$ 8,918,000	$ 2,837,000
Derivative Financial Instruments, Liabilities [Member] | Accrued Expenses and Other Liabilities [Member]
Derivatives Fair Value [Line Items]
Net Exposure, Notional Amount	$ (151,648,000)	$ (120,131,000)
Weighted Average Rate Received/(Paid)	5.04%	5.19%
Net Exposure, Fair value	$ (8,918,000)	$ (2,837,000)